Notes and Amounts Receivable for Equity Issued (Tables)	6 Months Ended
Jun. 30, 2023
Notes And Amounts Receivable For Equity Issued
Schedule of Notes and Amounts Receivable for the Equity Issued
	June 30, 2023	December 31, 2022
Notes receivable	$2,389	$1,000,122
Amounts receivable	114,105	61,940
	116,494	$1,062,062

Schedule of Note and Other Receivable

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, December 31, 2021	$1,158,832	$34,809	$1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	1,000,122	61,940	1,062,062
Repayments	(281,480)	(4,058)	(890,075)
Settled through RSU repurchase (Note 16)	(604,537)
Write-off	-	(14,127)	(14,127)
Balance, June 30, 2023	$114,105	$43,755	$157,860